Fair Value Measurements (Details - Not carried at fair value) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Disclosures For Financial Instruments Not Carried At Fair Value [Line Items]
Commercial Mortgage Loans	$ 3,301,000,000	$ 3,486,000,000
Fair Value Measurements Text Details [Abstract]
Net appreciation required to adjust future policy benefits for run-off settlement annuity business included in fixed maturities	826,000,000	443,000,000
Appreciation of securities classified in Level 3 required to adjust future policy benefits for run-off settlement annuity business included in fixed maturities	115,000,000	74,000,000
Percentage of Guaranteed Minimum Income Benefit assets reinsured externally	55.00%	55.00%
Interest rate and foreign currency swaps qualifying as cash flow hedges	10,000,000	16,000,000
Interest rate swaps not designated as accounting hedges	35,000,000	3,000,000
Percentage of investments in fixed maturities and equity securities classified as Level 2	93.00%
Percentage of investments classified in Level 2 representing foreign bonds priced using unadjusted broker quote	Less than 1
Percentage of investments in fixed maturities and equity securities classified in Level 3	6.00%
GMIB fair value (gain) loss	234,000,000	55,000,000	(304,000,000)
Pension plan assets included in non-guaranteed separate accounts total	3,000,000,000	2,800,000,000
Pension plan assets included in non-guaranteed separate accounts classified in Level 3	702,000,000	557,000,000
Policyholder gains or losses attributable to instruments still held by the company	96,000,000	53,000,000
Percent Unrestricted Contractholder Deposit Funds	50.00%
Realized Investment Losses Commercial Mortgage Loans And Real Estate Entities	15,000,000	25,000,000
Percentage Of Impaired Commercial Mortgage Loans And Real Estate Entities Of Total Investments	less than 1%	less than 1%
Assumptions [Abstract]
Projected interest rate indexed to the 7-year Treasury Rate used to calculate the reinsured income benefits	1.35%
Contractually guaranteed floor for the claim interest rate	3.00%
Percentage of mutual fund investments modeled based on other indices with insufficient market-observable data	52.00%
Low-end of the volatility range for equity funds modeled based on other indices	16.00%
High-end of the volatility range for equity funds modeled based on other indices	36.00%
Low-end of the volatility range for bond funds modeled based on other indices	4.00%
High-end of the volatility range for bond funds modeled based on other indices	12.00%
Low-end of the volatility range for money market funds modeled based on other indices	1.00%
High-end of the volatility range for money market funds modeled based on other indices	2.00%
Mortality assumption percentage of the 1994 Group Annuity Mortality table	70.00%
Annual percentage improvement in the mortality assumption percentage of the 1994 Group Annuity Mortality table	1.00%
Low-end of the annual lapse rate assumption range	1.00%
High-end of the annual lapse rate assumption range	12.00%
Assumed probability percentage that an individual will annuitize a variable annuity contract immediately after waiting period expiration	80.00%
Assumed probability percentage that an individual will annuitize a variable annuity contract in the second or subsequent annual benefit opportunities	35.00%
Low-end of the additional spread over LIBOR of basis points incorporated into the discount rate for the GMIB liability	20
High-end of the additional spread over LIBOR of basis points incorporated into the discount rate for the GMIB liability	160
Low-end of the additional spread over LIBOR of basis points incorporated into the discount rate for the GMIB reinsurance asset	50
High-end of the additional spread over LIBOR of basis points incorporated into the discount rate for the GMIB reinsurance asset	125
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Disclosures For Financial Instruments Not Carried At Fair Value [Line Items]
Commercial Mortgage Loans	3,380,000,000	3,470,000,000
Contractholder deposit funds, excluding universal life products	1,056,000,000	1,001,000,000
Long-term debt, including current maturities, excluding capital leases	5,281,000,000	2,926,000,000
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Disclosures For Financial Instruments Not Carried At Fair Value [Line Items]
Commercial Mortgage Loans	3,301,000,000	3,486,000,000
Contractholder deposit funds, excluding universal life products	1,035,000,000	989,000,000
Long-term debt, including current maturities, excluding capital leases	$ 4,946,000,000	$ 2,709,000,000